                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006
                                               ------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------------

This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         ---------------
         Plandome, NY 11030
         ------------------

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
       ---------------
Title: Managing Member
       ---------------
Phone: 212-752-5255
       ------------

Signature, Place, and Date of Signing:


   /s/      Edward M. Giles              New York, NY              08/01/06
        ------------------------    ----------------------     ----------------
              [Signature]               [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1
                                        -----------

Form 13F Information Table Entry Total:          42
                                        -----------

Form 13F Information Table Value Total:      244397
                                        -----------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          NONE


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                                 GME CAPITAL LLC
                                    FORM 13F
                               AS OF JUNE 30,2006

                                                                                                Voting Authority
                                                                                                ----------------
                                                          Value      Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer               Title of class   CUSIP       (x$1000)   Prn Amt  Prn Call Dscretn  Managers    Sole    Shared    None
---------------------------  --------------   ---------   --------   -------- --- ---- -------  --------    ----    ------    ----
3D SYSTEMS CORP              COM NEW          88554D205       6938     345344 SH       Defined            345344
ACCELR8 TECHNOLOGY CORP      COM NEW          004304200        200      75400 SH       Defined             75400
AMERICAN VANGUARD CORP       COM              030371108       6963     449782 SH       Defined            449782
AMERIGAS PARTNERS - LP       UNIT LP INT      030975106        294      10000 SH       Defined             10000
ANALOG DEVICES               COM              032654105        721      22423 SH       Defined             22423
BARRICK GOLD CORPORATION     COM              067901108       3048     102960 SH       Defined            102960
BROOKFIELD ASSET MGMT INC    CLA LTD VT SH    112585104       4996     123000 SH       Defined            123000
CELGENE CORP                 COM              151020104      85593    1804612 SH       Defined           1804612
COUNTRYWIDE FINANCIAL        COM              222372104       5544     145580 SH       Defined            145580
D.R. HORTON INC              COM              23331A109       3047     127933 SH       Defined            127933
ELAN CORP PLC ADR            ADR              284131208       5711     342000 SH       Defined            342000
FIBERSTARS INC               COM              315662106       1040     132450 SH       Defined            132450
HUDSON CITY BANCORP INC      COM              443683107       6822     511808 SH       Defined            511808
KOPIN CORP.                  COM              500600101        139      38560 SH       Defined             38560
LEXICON GENETICS INC.        COM              528872104        244      55600 SH       Defined             55600
LIFECORE BIOMEDICAL INC.     COM              532187101       3925     250000 SH       Defined            250000
MRV COMMUNICATIONS INC.      COM              553477100       1444     464200 SH       Defined            464200
NEWFIELD EXPLORATION CO      COM              651290108       5834     119200 SH       Defined            119200
NEWMONT MINING CORPORATION   COM              651639106       5290      99950 SH       Defined             99950
NOBLE CORP                   SHS              G65422100       2582      34700 SH       Defined             34700
NOVA CHEMICALS CORP          COM              66977W109       2879     100000 SH       Defined            100000
PALL CORP.                   COM              696429307       3486     124500 SH       Defined            124500
PEABODY ENERGY               COM              704549104       3155      56600 SH       Defined             56600
PETROHAWK ENERGY CORP        COM              716495106       3508     278400 SH       Defined            278400
POTLATCH CORP                COM              737630103       3775     100000 SH       Defined            100000
PRESSTEK INC.                COM              741113104       4732     508320 SH       Defined            508320
QUESTAR CORP                 COM              748356102       6544      81300 SH       Defined             81300
RAYONIER INC                 COM              754907103      10031     264597 SH       Defined            264597
SHIRE PLC                    Sponsored ADR    82481R106       5246     118600 SH       Defined            118600
SOUTHWESTERN ENERGY CO.      COM              845467109      16761     537900 SH       Defined            537900
STERICYCLE, INC.             COM              858912108       2763      42450 SH       Defined             42450
STREETTRACKS GOLD TRUST      GOLD SHS         863307104        918      15000 SH       Defined             15000
THERMO ELECTRON CORP         COM              883556102       4766     131500 SH       Defined            131500
THORATEC CORPORATION         COM NEW          885175307        139      10000 SH       Defined             10000
THORNBURG MORTGAGE INC       COM              885218107       5978     214500 SH       Defined            214500
TIERONE CORP                 COM              88650R108       1045      30950 SH       Defined             30950
TRANSTECHNOLOGY CORP         COM              893889105        545      50700 SH       Defined             50700
UNIVERSAL HEALTH RLTY IN     SH BEN INT       91359E105        884      28183 SH       Defined             28183
VENTANA MEDICAL SYSTEMS      COM              92276h106      11090     235064 SH       Defined            235064
WESTFIELD FINANCIAL INC      COM              96008D101        226       7800 SH       Defined              7800
WILLBROS GROUP INC           COM              969199108       4769     251800 SH       Defined            251800
WYETH                        COM              983024100        782      17600 SH       Defined             17600
REPORT SUMMARY                             42 DATA RECORDS  244397                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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